Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share
Weighted average share outstanding basic	423,174	69,186	24,923
Net income (loss) attributable to common shareholders of Tantech Holdings Ltd.	$ (3,241,770)	$ 5,582,847	$ 3,021,069
Dilutive securities -unexercised warrants			231
Weighted average share outstanding diluted	423,174	69,186	25,154
Earnings (loss) per share basic	$ (7.66)	$ 80.69	$ 121.21
Earnings (loss) per share diluted	$ (7.66)	$ 80.69	$ 120.10